OHIO NATIONAL FUND, INC.
Supplement dated May 19, 2008 to the
Prospectus dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Prospectus dated April 30, 2008:
International Small Company Portfolio
Effective August 1, 2008, the International Small Company Portfolio will change its name to International Small-Mid Company Portfolio. In conjunction with the name change, also effective August 1, 2008, the Portfolio will change its investment strategy to modify the definition of “small” company and include investments in “mid cap” companies.
Accordingly, effective August 1, 2008, the following changes are hereby made to the Prospectus:
1.	All references to “International Small Company” are replaced with “International Small-Mid Company”.

2.	The first two paragraphs under “International Small Company Portfolio” on page 11 are replaced with the following:
The objective of the International Small-Mid Company portfolio is long-term growth of capital. The portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies. For purposes of this policy, small and mid capitalization companies will be defined as any company with a market capitalization within the bottom 95th percentile of the total market capitalization of stocks included in the portfolio’s benchmark index, the S&P/Citigroup EMI Growth World ex-U.S. Index (which was approximately $16 million to $16 billion as of December 31, 2007). Any income received from investments is incidental. The portfolio invests in companies located throughout the world, in both developed economies and emerging markets. Investments will also include interests in entities such as limited partnerships, limited liability companies and business trusts. These foreign entities often issue securities comparable to common stock or preferred stock. This portfolio is managed by Federated Global under a subadvisory agreement with the Adviser.
Investments in foreign small and mid-cap companies enable you to further diversify the investments you have in foreign markets. Price changes of small or mid-cap companies do not always follow those of larger companies.
3.	On page 3 in the paragraph “Small capitalization companies” of the sub-section “Risks” and on page 44 in the first paragraph of the sub-section “Small Capitalization Companies” the phrase “and $5 billion for the International Small Company Portfolio” is hereby deleted and the following sentence is added to such paragraphs:
As to the International Small-Mid Company Portfolio, small and mid-cap companies are defined as any company with a market capitalization within the bottom 95th percentile of the total market capitalization of stocks included in the portfolio’s benchmark index, the S&P/Citigroup EMI Growth World ex-U.S. Index (which was approximately $16 million to $16 billion as of December 31, 2007).

High Income Bond Portfolio
The following paragraphs are hereby added after the fifth paragraph of the section “High Income Bond Portfolio” on page 21:
The portfolio may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or groups of lenders known as lending syndicates (loans and loan participations). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.
Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property, or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. Unsecured loans expose the lenders to increased credit risk.
The loan instruments in which the portfolio may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets).
The portfolio treats loan instruments as a type of fixed-income security. Investments in loan instruments may expose the portfolio to interest rate risk, risks of foreign investments, financial risk, liquidity risk, and risks of lower-rated debt securities. (For purposes of the descriptions in this prospectus of these various risks, references to “issuer,” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in order to manage these risks. There is no guarantee that these risk management techniques will work as intended.

S&P 500® Index Portfolio
The first sentence of the second paragraph on page 20 is hereby deleted and replaced with the following:
“Standard and Poor’s®”, “S&P®”, “S&P 500®”, and “Standard and Poor’s 500”are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser.
Nasdaq-100® Index Portfolio
The second paragraph on page 24 is hereby deleted and replaced with the following:
The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as “NASDAQ OMX”). The Adviser has licensed these marks for the portfolio’s use. NASDAQ OMX has not passed on the portfolio’s legality or suitability. NASDAQ OMX does not sponsor, endorse, sell or promote the portfolio. nasdaq omx makes no warranties and bears no liability with respect to the portfolio.
Target VIP Portfolio
The following changes are hereby made to the section “Target VIP Portfolio”:
1.	The first sentence of the fourth paragraph on page 35 is deleted and replaced with the following:
“Standard and Poor’s®”, “S&P®”, “S&P 500®”, “Standard and Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust or us.
2.	The second and third full paragraphs on page 36 are deleted and replaced with the following:
The Target VIP Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Target VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the Target VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Target VIP Portfolio particularly, or the ability of the Nasdaq-100-Index® to track general stock market performance. The Corporations’ only relationship to First Trust (Licensee) is in the licensing of the Nasdaq®, Nasdaq-100®, and Nasdaq 100-Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Target VIP Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the record of beneficial shareholders of the Target VIP Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Target VIP Portfolio to be issued or in the determination or calculation of the equation by which the Target VIP Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Target VIP Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, RECORD OF BENEFICIAL SHAREHOLDERS OF THE TARGET VIP PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Target Equity/Income Portfolio
The following changes are hereby made to the section “Target Equity/Income Portfolio”:
1.	All references to “Dow Jones Select Dividend Index” are hereby deleted and replaced with “Dow Jones U.S. Select Dividend Index.”

2.	The tenth paragraph on page 39 is deleted and replaced with the following:
The Target Equity/Income Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Target Equity/Income Portfolio or any member of the public regarding the advisability of purchasing the Target Equity/Income Portfolio. Dow Jones’ only relationship to First Trust/Ohio National Fund, Inc. is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust/Ohio National Fund, Inc. or the owners of the Target Equity/Income Portfolio into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM or the Dow Jones U.S. Select Dividend Index. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Target Equity/Income Portfolio to be issued, including the pricing or the amount payable under the contract. Dow Jones has no obligation or liability in connection with the administration or marketing of the Target Equity/Income Portfolio.

OHIO NATIONAL FUND, INC.
Supplement dated May 19, 2008 to the
Statement of Additional Information dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Statement of Additional Information dated April 30, 2008:
Investment Restrictions
Investment Restriction 7 on page 9 is deleted and replaced with the following:
7.	other than the S&P 500 Index and Income Opportunity portfolios, purchase or sell put or call options, except that (a) each portfolio other than the Money Market and Small Cap Growth portfolios may, for hedging purposes, (i) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (ii) purchase put options on securities owned, and sell such options in order to close its positions in put options, (iii) purchase and sell financial futures contracts and options thereon, and (iv) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio’s total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts; and (b) the Small Cap Growth portfolio may, for hedging purposes or to protect against adverse changes in securities prices and interest rates, (i) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options, (ii) purchase put options on securities owned, and sell put options, (iii) purchase and sell financial futures contracts and options thereon, and (iv) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio’s total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts.
The S&P 500 Index®
The first sentence of the section “The S&P 500 Index®” is deleted and replaced with the following:
“Standard and Poor’s®”, “S&P®”, “S&P 500®”, “Standard and Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust or us.
The Dow Jones Indexes
The following changes are made to the section “The Dow Jones Indexes”:
1.	All references to “Dow Jones Select Dividend Index” are hereby deleted and replaced with “Dow Jones U.S. Select Dividend Index.”

2.	The seventh paragraph on page 54 is deleted and replaced with the following:
The Target Equity/Income Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Target Equity/Income Portfolio or any member of the public regarding the advisability of purchasing the Target Equity/Income Portfolio. Dow Jones’ only relationship to First Trust/Ohio National Fund, Inc. is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust/Ohio National Fund, Inc. or the owners of the Target Equity/Income Portfolio into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM or the Dow Jones U.S. Select Dividend Index. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Target Equity/Income Portfolio to be issued, including the pricing or the amount payable under the contract. Dow Jones has no obligation or liability in connection with the administration or marketing of the Target Equity/Income Portfolio.
The Nasdaq-100 Index®
The first two paragraphs on page 55 in the section “The Nasdaq-100 Index®” are deleted and replaced with the following:
The Target VIP Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Target VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the Target VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Target VIP Portfolio particularly, or the ability of the Nasdaq-100-Index® to track general stock market performance. The Corporations’ only relationship to First Trust (Licensee) is in the licensing of the Nasdaq®, Nasdaq-100®, and Nasdaq 100-Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Target VIP Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the record of beneficial shareholders of the Target VIP Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Target VIP Portfolio to be issued or in the determination or calculation of the equation by which the Target VIP Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Target VIP Portfolio.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, RECORD OF BENEFICIAL SHAREHOLDERS OF THE TARGET VIP PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.